LEASE OBLIGATIONS (Details) - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
LEASE OBLIGATIONS
Average lease term			5 years
Secured lease obligations			$ 73.1	$ 58.7
Interest expense in connection with lease obligations	$ 0.3	$ 0.5	$ 10.9	$ 10.5